INTANGIBLE ASSETS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS
Amortization expense	$ 298,098	$ 128,488	$ 224,854	$ 0